Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand	€ 1,651	€ 535
Bank balances	458,140	316,756
Total cash and cash equivalents	€ 459,791	€ 317,291	€ 210,626	€ 218,331